Fair Value Disclosures (Narrative) (Detail) - USD ($) $ in Thousands	Jun. 24, 2015	Jun. 25, 2014
2.60% notes [Member]
Debt Instrument [Line Items]
Stated interest rate	2.60%
Senior notes	$ 249,899	$ 249,864
Fair value of notes	$ 250,583	250,400
3.88% notes [Member]
Debt Instrument [Line Items]
Stated interest rate	3.88%
Senior notes	$ 299,766	299,736
Fair value of notes	$ 290,706	$ 290,211